Retirement Plans (Weighted-Average Assumptions Used) (Details)	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used to determine benefit obligations, discount rate (percentage)	4.18%	4.43%
Weighted-average assumptions used to determine net expense, discount rate (percentage)	4.43%	4.41%
Weighted-average assumptions used to determine net expense, expected long-term rate of return on plan assets (percentage)	6.50%	7.00%	8.00%
Weighted-average assumptions used to determine net expense, rate of future compensation increases (percentage)		3.86%
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used to determine benefit obligations, discount rate (percentage)	4.00%	4.22%
Weighted-average assumptions used to determine net expense, discount rate (percentage)	4.22%	4.26%